Document and Entity Information	Aug. 09, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Dave Inc./DE
Amendment Flag	false
Entity Central Index Key	0001841408
Document Type	8-K
Document Period End Date	Aug. 09, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-40161
Entity Tax Identification Number	86-1481509
Entity Address, Address Line One	1265 South Cochran Avenue
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90019
City Area Code	(844)
Local Phone Number	857-3283
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value Of 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value of $0.0001 per share
Trading Symbol	DAVE
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Common Stock For 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	DAVEW
Security Exchange Name	NASDAQ